Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Accrued advertising expense	193,785	511,394
Accrued shipping and handling expenses	1,032,123	624,699
Accrued payroll	425,102	649,301
Social benefit provision	60,911	58,166
Deposits from delivery service providers	93,629	152,494
Other tax payable	38,264	69,336
Income tax payable	216,770	275,114
VAT tax payable	289,633	258,221
Accrued rental expenses	58,276	64,829
Accrued administrative expenses	52,672	170,708
Amounts received on behalf of third-party merchants (Note a)	388,388	302,486
Payables for repurchase of ordinary shares (Note 21)	194,514	—
Interest payable	17,385	18,529
Others	43,170	167,322

Total	3,104,622	3,322,599

Note	a: Amounts relate to the cash collected on behalf of third-party merchants which the Company provides platform access for sales of their products.